Investment Objectives and Goals - VanEck Digital Native Economy ETF	Apr. 08, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Digital Native Economy ETF1
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Digital Native Economy ETF[1] (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MarketVectorTM Digital Native Economy Index (the “Digital Index” or the “Index”).